Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated subsidiaries information
Cash flows from operating activities	$ 15,201,398	$ 12,467,575	$ 29,324,150
Cash flows used in investing activities	(15,758,389)	42,704,932	(18,845,176)
Cash flows used in financing activities	(17,753,012)	(29,769,386)	(13,732,392)
Net (decrease) increase in cash and cash equivalents	(18,544,640)	25,302,777	$ (3,229,878)
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	3,205,302	4,319,496
Cash flows used in investing activities	(2,824,154)	(3,406,227)
Cash flows used in financing activities	(543,845)	(590,249)
Net (decrease) increase in cash and cash equivalents	(162,697)	323,020
Sky. [Member]
Consolidated subsidiaries information
Cash flows from operating activities	4,963,930	5,227,892
Cash flows used in investing activities	(2,589,738)	(3,934,993)
Cash flows used in financing activities	(2,104,214)	(1,233,044)
Net (decrease) increase in cash and cash equivalents	$ 269,978	$ 59,855